Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables
Schedule of trade and other payables

	Thousands of Euros
	31/12/2019	31/12/2018
Suppliers	581,882	561,883
VAT payable	9,999	8,954
Taxation authorities, withholdings payable	26,839	26,299
Social security payable	15,150	12,787
Other public entities	113,644	111,776
Other payables	165,632	159,816
Current income tax liabilities	5,966	1,917
	753,480	723,616